RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS (Tables)	12 Months Ended
Dec. 31, 2023
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Schedule of shareholders' equity under the rules of the Argentine Central Bank

12/31/2023
Capital stock	442,672
Inflation adjustment of capital stock	27,960,909
Paid in capital	254,538,548
Treasury shares	14,050
Inflation adjustment of treasury shares	2,944,946
Cost of treasury shares	(5,166,412)
Other reserves	4,307,608
Retained earnings	51,354,318
Other comprehensive Income	6,389,921
Total shareholders’ equity attributable to the owners of the parent under the rules of the Argentine Central Bank	342,786,560